Note 16 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Net income	$ 52,100	$ 36,997	$ 31,277
Weighted average shares outstanding (in shares)	84,360	81,659	76,832
Weighted average common and common equivalent shares outstanding (in shares)	85,756	82,867	77,791
Earnings per share
Basic (in dollars per share)	$ 0.62	$ 0.45	$ 0.41
Diluted (in dollars per share)	$ 0.61	$ 0.45	$ 0.40
Share-based Payment Arrangement, Option [Member]
Dilutive effect of employee stock options (in shares)	358	318	205
Restricted Stock Units (RSUs) [Member]
Dilutive effect of employee stock options (in shares)	1,038	890	754